SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2013, are applied consistently in these financial statements. For further information refer to the consolidated financial statements as of December 31, 2013.

a.	Interim financial statements:

The interim condensed consolidated balance sheet as of June 30, 2014 and the related interim condensed consolidated statements of operations, comprehensive income (loss) and cash flows for the six months ended June 30, 2014 and 2013, and the statement of equity for the six months ended June 30, 2014, are unaudited. This unaudited information has been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements, and on the same basis as the audited annual consolidated financial statements and in management's opinion, reflects all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of the financial information, in accordance with generally accepted accounting principles, for interim financial reporting for the periods presented and accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for audited financial statements. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These Interim Condensed Consolidated Financial Statements should be read in conjunction with the 2013 Annual Consolidated Financial Statements and the notes thereto. The Interim Condensed Consolidated Balance Sheet Data as of December 31, 2013 was derived from the 2013 Annual Consolidated Financial Statements, but does not include all disclosures required by U.S. GAAP.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. As applicable to these interim condensed consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition and allowance for sales returns, allowance for doubtful accounts, inventories, intangible assets, goodwill, income taxes and valuation allowance, stock-based compensation and contingent liabilities and certain liabilities related to the acquisition of Mailvision. Actual results could differ from those estimates.

c.	New accounting guidance recently adopted:

In July 2013, the Financial Accounting Standards Board ("FASB") issued ASU 2013-11, Topic 740, " Income Taxes", which limits the situations in which unrecognized tax benefits are offset against a deferred tax asset for a net operating loss carryforward, similar tax loss or tax credit carryforward. The relevant presentation and disclosures have been applied retrospectively for all periods presented.

d.	Impact of recently issued accounting standard not yet adopted:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.